Loss before tax (Tables)	6 Months Ended	11 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Schedule of loss before tax	Loss before tax for the financial period is arrived at after charging:
14.05.2024 to 31.03.2025
(10 months)
USD

Auditors’ remuneration	5,500
Incorporation expenses	13,003

Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Schedule of loss before tax

Loss before tax for the financial year is arrived at after charging/(crediting):

	Six months period ended September 30, 2025	Six months period ended September 30, 2024
	(Unaudited)	(Unaudited)
	USD	USD

Auditors’remuneration	206,668	224,446
Amortisation of intangible assets	84,965	24,668
Amortisation of right-of-use assets	232,616	232,510
Depreciation of property, plant and equipment	245,603	250,522
Expenses relating to short-term leases	1,391	2,595
Staff costs:
Salaries, wages and allowances	343,148	574,278
Employees Provident Fund	37,564	63,963
Other employees’ benefit	8,882	7,068

	389,594	645,309

Loss before tax for the financial year is arrived at after charging/(crediting):

	2025	2024
	USD	USD

Auditors’ remuneration:
Current financial year	17,104	14,585
Underprovision in previous financial year	-	65
Amortisation of intangible assets	163,093	44,807
Amortisation of right-of-use assets	500,144	403,019
Depreciation of property, plant and equipment	465,287	455,613
Expenses relating to short-term leases	2,785	49,864
Gain on disposal of other investment	-	(215)
Property, plant and equipment written off	-	14,083
Staff costs:
Salaries, wages and allowances	1,205,968	1,053,399
Employees Provident Fund	124,239	112,972
Other employees’ benefit	86,687	20,276

	1,416,894	1,186,647

Alps Global Holding Pubco [Member]
IfrsStatementLineItems [Line Items]
Schedule of loss before tax

Loss before tax for the financial period is arrived at after charging:

	2025	2024
	(Unaudited)	(Unaudited)
	USD	USD

Auditors’ remuneration	500	2,000
Professional fee	8,533	-
Incorporation expenses	-	4,303